                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21482
                                   ---------------------------------------------

                             AIG Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: October 31
                        --------------------------

Date of reporting period:   April 30, 2008
                         -------------------------

Item 1. Reports to Stockholders

       2008 SEMI-ANNUAL REPORT


     High Watermark Funds
     2015 High Watermark Fund
     2020 High Watermark Fund


                                    [GRAPHIC]



                                    [LOGO]
  AIG  SunAmerica
       Mutual Funds
  www.sunamericafunds.com
  live longer retire stronger\sm\

                        Table of Contents

                    MESSAGE FROM THE PRESIDENT..........  1
                    EXPENSE EXAMPLE.....................  2
                    STATEMENT OF ASSETS AND LIABILITIES.  4
                    STATEMENT OF OPERATIONS.............  6
                    STATEMENT OF CHANGES IN NET ASSETS..  7
                    FINANCIAL HIGHLIGHTS................  8
                    PORTFOLIO OF INVESTMENTS............ 10
                    NOTES TO FINANCIAL STATEMENTS....... 14

        A Message from the President

Dear Shareholder:

We are pleased to present you with the semi-annual report for the High Watermark Funds for the period ended April 30, 2008.

These products provide investors with risk-controlled exposure to the S&P 500 Index. In addition, the High Watermark Funds, subject to certain conditions, offer a unique feature that is designed to preserve both principal and investment gains over the life of each Fund. The High Watermark Funds seek to achieve their goals through the utilization of proprietary methodology developed by the Fund's subadviser, Trajectory Asset Management, and by a payment undertaking underwritten by Prudential Global Funding.

These Funds invest in S&P 500 Index futures and related options, as well as high quality fixed-income instruments. Therefore, it is important to understand the broad movements of the S&P 500 Index and the U.S. Government bond market in order to evaluate the High Watermark Funds' performance.

Equity prices declined across the board during the six-month period; specifically, the S&P 500 returned -9.64%. A confluence of factors prompted the sell-off. The sub-prime mortgage crisis and housing correction, the absence of liquidity in the credit markets, major financial institutions taking write-downs and obtaining capital infusions, rising food and energy prices creating inflationary concerns, and a weakening U.S. dollar are several of the themes that defined the period. Growing concern over where the economic slowdown will lead continues to loom over the economy and the markets.

The Federal Reserve responded aggressively by cutting interest rates to end the period with the Federal Funds rate at 2.00%. In addition, the Federal Reserve coordinated monetary activities with the European Central Bank, utilized the discount window, and activated other innovative mechanisms in an attempt to improve liquidity and increase confidence. In addition, the federal government responded with a variety of proposals to assist homeowners, and to update and improve the regulation of the financial system.

The question of whether the U.S economy is in a recession, or is heading towards one, remains unanswered. The future direction of both the equity and credit markets also remains uncertain. Given this environment, it is very important to speak with your financial adviser and review your asset allocation, investment goals and risk profile.

We thank you for including AIG SunAmerica Mutual Funds in your investment plan. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
AIG SunAmerica Asset Management Corp.

--------
The High Watermark Funds' subadviser employs a disciplined quantitative approach through a proprietary, computer-assisted methodology to construct and rebalance the Funds' portfolios. This construction and rebalancing process is similar to asset allocation except that it controls not only portfolio assets such as U.S. government securities but also the portfolios' exposures to equity markets via futures contracts. Under certain circumstances, the Funds may be required to invest 100% of their assets in U.S. government securities. In these circumstances, the Funds may not participate meaningfully in any subsequent recovery in the equity markets. Use of fixed-income securities reduces the Funds' ability to participate as fully in upward equity market movements, and therefore, represents some loss of opportunity compared to portfolios that are fully invested in equities. Asset allocation does not guarantee a profit nor does it protect against loss.

The High Watermark Funds' payment undertaking is backed by a master agreement ("Master Agreement") between AIG Series Trust, on behalf of the High Watermark Funds, and Prudential Global Funding ("PGF"). PGF's obligations are backed by its parent company, Prudential Financial Inc., ("Prudential Financial"). The Master Agreement is solely the obligation of PGF and Prudential Financial. The Master Agreement is an obligation that runs solely to the High Watermark Funds, not to the High Watermark Funds' shareholders. PGF's obligations under the Master Agreement are dependent on the financial condition of PGF and Prudential Financial. A shareholder's payout will be reduced by any redemption of High Watermark Fund shares or dividends and distributions taken in cash, sales charges and extraordinary fund expenses. Dividends and distributions from the High Watermark Funds are taxable whether or not you reinvest them in additional shares of the High Watermark Funds. The payment undertaking does not apply to shares redeemed prior to the protected maturity date and shareholders can lose money on shares redeemed early. If certain obligations are not performed under the master agreement (master agreement risk), or the Board of Trustees determines that it is in the best interests of shareholders to liquidate a High Watermark Fund (early Fund termination risk), shareholders will receive upon redemption the then-current NAV, which may be lower than the current high watermark value. Neither the High Watermark Funds nor AIG SunAmerica Asset Management Corp., the Funds' investment adviser, is obligated to replace the Master Agreement provider or Prudential Financial should they be unable to make payments under the Master Agreement. The Master Agreement increases the High Watermark Funds' expenses and could lower fund performance. If the Master Agreement is terminated, the fee payable under a new agreement may be higher.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

Past performance is no guarantee of future results.

        AIG Series Trust
        EXPENSE EXAMPLE -- April 30, 2008 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the AIG Series Trust (the "Trust"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2007 and held until April 30, 2008.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months ended April 30, 2008" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months ended April 30, 2008" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months ended April 30, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months ended April 30, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other Funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months ended April 30, 2008" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months ended April 30, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectuses and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months ended April 30, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or your qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        AIG Series Trust
        EXPENSE EXAMPLE -- April 30, 2008 -- (unaudited) (continued)

                                               Actual                                       Hypothetical
                          ------------------------------------------------ -----------------------------------------------
                                                                                          Ending Account
                                                                                           Value Using a
                                          Ending Account   Expenses Paid                  Hypothetical 5%  Expenses Paid
                            Beginning      Value Using       During the      Beginning    Assumed Return     During the
                          Account Value  Actual Return at Six Months Ended Account Value        at        Six Months Ended
                          at November 1,    April 30,        April 30,     at November 1,    April 30,       April 30,
                               2007            2008            2008*            2007           2008            2008*
                          -------------- ---------------- ---------------- -------------- --------------- ----------------
2015 High Watermark Fund
  Class A#...............   $1,000.00        $936.16           $ 7.94        $1,000.00       $1,016.66         $ 8.27
  Class C#...............   $1,000.00        $933.92           $11.06        $1,000.00       $1,013.43         $11.51
  Class I#...............   $1,000.00        $939.04           $ 5.69        $1,000.00       $1,019.00         $ 5.92
2020 High Watermark Fund
  Class A#...............   $1,000.00        $916.82           $ 7.86        $1,000.00       $1,016.66         $ 8.27
  Class C#...............   $1,000.00        $914.54           $10.95        $1,000.00       $1,013.43         $11.51
  Class I#...............   $1,000.00        $919.08           $ 5.63        $1,000.00       $1,019.00         $ 5.92





                            Expense
                          ratio as of
                           April 30,
                             2008*
                          -----------
2015 High Watermark Fund
  Class A#...............    1.65%
  Class C#...............    2.30%
  Class I#...............    1.18%
2020 High Watermark Fund
  Class A#...............    1.65%
  Class C#...............    2.30%
  Class I#...............    1.18%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and, the "Actual/Hypothetical Expenses Paid During the Six Months ended April 30, 2008" and the "Expense Ratios" would have been higher.

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- April 30, 2008 -- (unaudited)

                                                                                             2015 High      2020 High
                                                                                           Watermark Fund Watermark Fund
                                                                                           -------------- --------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*..........................  $129,429,313   $ 39,289,862
Short-term investment securities, at market value (unaffiliated)*.........................    93,219,669     37,724,097
                                                                                            ------------   ------------
  Total Investments.......................................................................   222,648,982     77,013,959
                                                                                            ------------   ------------
Cash......................................................................................        28,737         83,565
Receivable for:
  Shares of beneficial interest sold......................................................     3,541,094        280,559
  Dividends and interest..................................................................            --             --
Prepaid expenses and other assets.........................................................         4,671          4,340
Due from investment adviser for expense reimbursements/fee waivers........................        12,777         15,233
                                                                                            ------------   ------------
  Total assets............................................................................   226,236,261     77,397,656
                                                                                            ------------   ------------
LIABILITIES:
Payable for:
  Shares of beneficial Interest redeemed..................................................         8,928         33,518
  Investments purchased...................................................................            --             --
  Options written, at market value@.......................................................     1,007,300        443,700
  Investment advisory and management fees.................................................       109,715         39,290
  Distribution and service maintenance fees...............................................        94,594         28,385
  Transfer agent fees and expenses........................................................        47,824         18,585
  Trustees' fees and expenses.............................................................         4,919          2,332
  Other accrued expenses..................................................................        90,310         36,442
  Variation margin on futures contracts...................................................       404,061        279,490
                                                                                            ------------   ------------
  Total liabilities.......................................................................     1,767,651        881,742
                                                                                            ------------   ------------
NET ASSETS................................................................................  $224,468,610   $ 76,515,914
                                                                                            ============   ============
NET ASSETS REPRESENTED BY:
Paid in capital...........................................................................  $236,417,556   $ 82,739,098
Accumulated undistributed net investment income (loss)....................................     1,070,671        459,880
Accumulated undistributed net realized gain (loss) on investments, futures
 contracts and options contracts..........................................................   (23,154,360)   (10,298,646)
Unrealized appreciation (depreciation) on investments.....................................     5,163,471      1,109,937
Unrealized appreciation (depreciation) on futures contracts and written options contracts.     4,971,272      2,505,645
                                                                                            ------------   ------------
NET ASSETS................................................................................  $224,468,610   $ 76,515,914
                                                                                            ============   ============
*Cost.....................................................................................
  Long-term Investment securities (unaffiliated)..........................................  $124,301,497   $ 38,196,589
                                                                                            ============   ============
  Short-term securities (unaffiliated)....................................................  $ 93,184,014   $ 37,707,433
                                                                                            ============   ============
@Premiums received on options written.....................................................  $    785,992   $    323,941
                                                                                            ============   ============

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- April 30, 2008 -- (unaudited) (continued)


                                                               2015 High      2020 High
                                                             Watermark Fund Watermark Fund
                                                             -------------- --------------
Class A (unlimited shares authorized):
Net assets..................................................  $114,305,849   $47,134,797
Shares of beneficial interest issued and outstanding........    11,395,712     4,754,050
Net asset value and redemption price per share (excluding
 any applicable contingent deferred sales charge)...........  $      10.03   $      9.91
Maximum sales charge (5.75% of offering price)..............          0.61          0.60
                                                              ------------   -----------
Maximum offering price to public............................  $      10.64   $     10.51
                                                              ============   ===========
Class C (unlimited shares authorized):
Net assets..................................................  $ 82,099,915   $16,122,578
Shares of beneficial interest issued and outstanding........     8,217,993     1,632,141
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)  $       9.99   $      9.88
                                                              ============   ===========
Class I (unlimited shares authorized):
Net assets..................................................  $ 28,062,846   $13,258,539
Shares of beneficial interest issued and outstanding........     2,789,722     1,333,475
Net asset value, offering and redemption price per share....  $      10.06   $      9.94
                                                              ============   ===========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF OPERATIONS -- For the period ended April 30, 2008 -- (unaudited)

                                                                     2015 High      2020 High
                                                                   Watermark Fund Watermark Fund
                                                                   -------------- --------------
INCOME:
Interest (unaffiliated)...........................................  $  3,429,883   $ 1,349,363
                                                                    ------------   -----------
Expenses:
 Investment advisory and management fees..........................       587,148       222,753
 Distribution and service maintenance fees:
   Class A........................................................       172,164        71,977
   Class C........................................................       278,194        73,729
 Service fees Class I.............................................        33,304        15,829
 Transfer agent fees and expenses:
   Class A........................................................       116,209        50,125
   Class C........................................................        66,220        18,728
   Class I........................................................        30,009        14,602
 Registration fees:
   Class A........................................................        16,573         8,213
   Class C........................................................         8,198         6,068
   Class I........................................................         4,643         9,229
 Custodian and accounting fees....................................        19,749         8,860
 Reports to shareholders..........................................        15,154         9,062
 Audit and tax fees...............................................        15,482        15,475
 Legal fees.......................................................         8,325         7,332
 Trustees' fees and expenses......................................         6,939         3,005
 Fees paid to Prudential Global Funding, Inc. (Note 1)............       316,157       119,944
 Other expenses...................................................         6,856         5,241
                                                                    ------------   -----------
   Total expenses before fee waivers, expense reimbursements,
    and custody credits...........................................     1,701,324       660,172
   Fees waived and expenses reimbursed by investment advisor
    (Note 3)......................................................       (92,601)      (76,389)
   Custody credits earned on cash balances........................           (55)         (169)
                                                                    ------------   -----------
   Net expenses...................................................     1,608,668       583,614
                                                                    ------------   -----------
Net investment income (loss)......................................     1,821,215       765,749
                                                                    ------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)............     1,075,800       248,392
Net realized gain (loss) on futures contracts and options
 contracts........................................................   (22,625,530)   (9,884,410)
                                                                    ------------   -----------
Net realized gain (loss) on investments...........................   (21,549,730)   (9,636,018)
                                                                    ------------   -----------
Change in unrealized appreciation (depreciation) on investments
 (unaffiliated)...................................................     4,723,124     1,231,585
Change in unrealized appreciation (depreciation) on futures
 contracts and options contracts..................................     3,247,815     1,892,988
                                                                    ------------   -----------
Net unrealized gain (loss) on investments.........................     7,970,939     3,124,573
                                                                    ------------   -----------
Net realized and unrealized gain (loss) on investments............   (13,578,791)   (6,511,445)
                                                                    ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(11,757,576)  $(5,745,696)
                                                                    ============   ===========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF CHANGES IN NET ASSETS -- April 30, 2008

                                                                                         2015 High Watermark Fund
                                                                                        --------------------------
                                                                                        For the six
                                                                                        months ended     For the
                                                                                         April 30,     year ended
                                                                                            2008       October 31,
                                                                                        (unaudited)       2007
                                                                                        ------------  ------------
Operations:
  Net investment income (loss)......................................................... $  1,821,215  $  5,013,923
  Net realized gain (loss) on investments..............................................  (21,549,730)   14,765,337
  Net unrealized gain (loss) on investments............................................    7,970,939    (3,386,202)
                                                                                        ------------  ------------
Net Increase (decrease) in net assets resulting from operations........................  (11,757,576)   16,393,058
                                                                                        ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A)......................................................   (2,855,973)   (2,428,561)
  Net investment income (Class C)......................................................   (1,200,606)     (999,678)
  Net investment income (Class I)......................................................     (904,695)     (797,199)
  Net realized gain on securities (Class A)............................................   (5,522,922)   (5,749,513)
  Net realized gain on securities (Class C)............................................   (2,959,957)   (3,039,636)
  Net realized gain on securities (Class I)............................................   (1,517,346)   (1,639,489)
                                                                                        ------------  ------------
Total distributions to shareholders....................................................  (14,961,499)  (14,654,076)
                                                                                        ------------  ------------
Net increase (decrease) in net assets resulting from trust share transactions (Note 6).   69,911,639    20,771,477
                                                                                        ------------  ------------
Total increase (decrease) in net assets................................................   43,192,564    22,510,459

NET ASSETS:
Beginning of period....................................................................  181,276,046   158,765,587
                                                                                        ------------  ------------
End of period+......................................................................... $224,468,610  $181,276,046
                                                                                        ============  ============
--------
+ Includes accumulated undistributed net investment income (loss)...................... $  1,070,671  $  4,210,730
                                                                                        ============  ============

                                                                                        2020 High Watermark Fund
                                                                                        ------------------------
                                                                                        For the six
                                                                                        months ended   For the
                                                                                         April 30,   year ended
                                                                                            2008     October 31,
                                                                                        (unaudited)     2007
                                                                                        ------------ -----------
Operations:
  Net investment income (loss)......................................................... $   765,749  $ 2,093,407
  Net realized gain (loss) on investments..............................................  (9,636,018)   6,464,997
  Net unrealized gain (loss) on investments............................................   3,124,573   (1,814,012)
                                                                                        -----------  -----------
Net Increase (decrease) in net assets resulting from operations........................  (5,745,696)   6,744,392
                                                                                        -----------  -----------

Distributions to shareholders from:
  Net investment income (Class A)......................................................  (1,249,133)    (988,670)
  Net investment income (Class C)......................................................    (364,151)    (330,151)
  Net investment income (Class I)......................................................    (458,859)    (340,061)
  Net realized gain on securities (Class A)............................................  (2,718,560)  (2,544,217)
  Net realized gain on securities (Class C)............................................  (1,025,858)  (1,069,790)
  Net realized gain on securities (Class I)............................................    (871,092)    (761,670)
                                                                                        -----------  -----------
Total distributions to shareholders....................................................  (6,687,653)  (6,034,559)
                                                                                        -----------  -----------
Net increase (decrease) in net assets resulting from trust share transactions (Note 6).  18,724,309    9,246,042
                                                                                        -----------  -----------
Total increase (decrease) in net assets................................................   6,290,960    9,955,875

NET ASSETS:
Beginning of period....................................................................  70,224,954   60,269,079
                                                                                        -----------  -----------
End of period+......................................................................... $76,515,914  $70,224,954
                                                                                        ===========  ===========
--------
+ Includes accumulated undistributed net investment income (loss)...................... $   459,880  $ 1,766,274
                                                                                        ===========  ===========

See Notes to Financial Statements

        AIG Series Trust
        FINANCIAL HIGHLIGHTS

                                     Net gain
                                     (loss) on
                  Net               investment                                               Net               Net
                 Asset                 (both               Dividends  Distributions         Asset            Assets
                 Value      Net      realized   Total from  from net      from       Total  Value            end of
               beginning investment     and     investment investment net realized  Distri- end of   Total   period
Period Ended   of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
-------------  --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------

                                                                  2015 HIGH WATERMARK FUND
                                                                  ------------------------
                                                                          Class A
-
  6/25/04@
  10/31/04      $10.00     $0.05      $ 0.28      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $ 12,262
  10/31/05       10.33      0.22        0.27        0.49      (0.04)      (0.09)     (0.13)  10.69    4.74     58,350
  10/31/06       10.69      0.32        0.90        1.22      (0.16)      (0.08)     (0.24)  11.67   11.62     88,219
  10/31/07       11.67      0.34        0.78        1.12      (0.32)      (0.76)     (1.08)  11.71   10.28    100,199
  04/30/08(5)    11.71      0.11       (0.82)      (0.71)     (0.33)      (0.64)     (0.97)  10.03   (6.38)   114,306
                                                                          Class C
-
  6/25/04@
  10/31/04      $10.00     $0.04      $ 0.29      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $  5,239
  10/31/05       10.33      0.15        0.26        0.41      (0.03)      (0.09)     (0.12)  10.62    3.92     32,569
  10/31/06       10.62      0.25        0.90        1.15      (0.10)      (0.08)     (0.18)  11.59   10.94     45,450
  10/31/07       11.59      0.27        0.77        1.04      (0.25)      (0.76)     (1.01)  11.62    9.54     53,232
  04/30/08(5)    11.62      0.07       (0.80)      (0.73)     (0.26)      (0.64)     (0.90)   9.99   (6.61)    82,100
                                                                          Class I
-
  2/18/05#
  10/31/05      $10.75     $0.20      $(0.23)     $(0.03)    $   --      $   --     $   --  $10.72   (0.28)% $ 16,269
  10/31/06       10.72      0.37        0.92        1.29      (0.21)      (0.08)     (0.29)  11.72   12.22     25,097
  10/31/07       11.72      0.40        0.77        1.17      (0.37)      (0.76)     (1.13)  11.76   10.71     27,845
  04/30/08(5)    11.76      0.13       (0.81)      (0.68)     (0.37)      (0.64)     (1.02)  10.06   (6.10)    28,063

                 Ratio
                 of net
 Ratio of      investment
 expense       income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------






   1.65%(3)(4)    1.29%(3)(4)     0%
   1.65(4)        2.12(4)         1
   1.65(4)        2.94(4)         1
   1.65(4)        3.09(4)        14
   1.65(3)(4)     2.15(3)(4)     18



   2.30%(3)(4)    0.65%(3)(4)     0%
   2.30(4)        1.47(4)         1
   2.30(4)        2.28(4)         1
   2.30(4)        2.44(4)        14
   2.30(3)(4)     1.48(3)(4)     18



   1.15%(3)(4)    2.73%(3)(4)     1%
   1.18(4)        3.42(4)         1
   1.18(4)        3.56(4)        14
   1.18(3)(4)     2.64(3)(4)     18

--------
@  Commencement of operations.
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/04(3) 10/31/05 10/31/06 10/31/07 04/30/08(3)(5)
                                         ----------- -------- -------- -------- --------------
2015 High Watermark Fund Class A........    10.24%     0.13%    0.07%    0.08%       0.05%
2015 High Watermark Fund Class C........    22.14      0.14     0.08     0.09        0.05
2015 High Watermark Fund Class I........       --      0.52     0.48     0.42        0.41

(5)Unaudited

See Notes to Financial Statements

        AIG Series Trust
        FINANCIAL HIGHLIGHTS -- (continued)

                                     Net gain
                                     (loss) on
                  Net               investment                                               Net               Net
                 Asset                 (both               Dividends  Distributions         Asset            Assets
                 Value      Net      realized   Total from  from net    from net     Total  Value            end of
               beginning investment     and     investment investment   realized    Distri- end of   Total   period
Period Ended   of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
-------------  --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------

                                                                    2020 HIGH WATERMARK FUND
                                                                     ------------------------
                                                                             Class A
-
  6/25/04@
  10/31/04      $10.00     $0.05      $ 0.24      $ 0.29     $   --      $   --     $   --  $10.29    2.90%  $ 4,152
  10/31/05       10.29      0.21        0.45        0.66      (0.03)      (0.07)     (0.10)  10.85    6.42    22,847
  10/31/06       10.85      0.34        1.03        1.37      (0.16)      (0.09)     (0.25)  11.97   12.75    34,897
  10/31/07       11.97      0.37        0.84        1.21      (0.33)      (0.86)     (1.19)  11.99   10.88    41,679
  04/30/08(6)    11.99      0.11       (1.04)      (0.93)     (0.36)      (0.79)     (1.15)   9.91   (8.32)   47,135
                                                                             Class C
-
  6/25/04@
  10/31/04      $10.00     $0.03      $ 0.26      $ 0.29     $   --      $   --     $   --  $10.29    2.90%  $ 1,355
  10/31/05       10.29      0.15        0.44        0.59      (0.02)      (0.07)     (0.09)  10.79    5.73     9,008
  10/31/06       10.79      0.26        1.03        1.29      (0.09)      (0.09)     (0.18)  11.90   12.07    14,751
  10/31/07       11.90      0.30        0.83        1.13      (0.27)      (0.86)     (1.13)  11.90   10.10    15,411
  04/30/08(6)    11.90      0.08       (1.03)      (0.95)     (0.28)      (0.79)     (1.07)   9.88   (8.55)   16,123
                                                                             Class I
-
  2/18/05#
  10/31/05      $10.88     $0.20      $(0.19)     $ 0.01     $   --      $   --     $   --  $10.89    0.09%  $ 5,841
  10/31/06       10.89      0.39        1.04        1.43      (0.20)      (0.09)     (0.29)  12.03   13.34    10,621
  10/31/07       12.03      0.43        0.83        1.26      (0.38)      (0.86)     (1.24)  12.05   11.32    13,135
  04/30/08(6)    12.05      0.14       (1.05)      (0.91)     (0.41)      (0.79)     (1.20)   9.94   (8.09)   13,259

                      Ratio
                      of net
   Ratio of         investment
   expense          income to
  to average         average        Portfolio
  net assets        net assets      Turnover
----------        ----------        ---------






   1.65%(3)(4)(5)    1.23%(3)(4)(5)     0%
   1.65(4)           2.07(4)            0
   1.65(4)           3.06(4)            0
   1.65(4)           3.27(4)            4
   1.65(3)(4)        2.28(3)(4)        21



   2.30%(3)(4)(5)    0.59%(3)(4)(5)     0%
   2.30(4)           1.41(4)            0
   2.30(4)           2.42(4)            0
   2.30(4)           2.62(4)            4
   2.30(3)(4)        1.64(3)(4)        21



   1.15%(3)(4)       2.73%(3)(4)        0%
   1.18(4)           3.55(4)            0
   1.18(4)           3.74(4)            4
   1.18(3)(4)        2.77(3)(4)        21

--------
@  Commencement of operations.
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/04(3) 10/31/05 10/31/06 10/31/07 04/30/08(3)(6)
                                         ----------- -------- -------- -------- --------------
2020 High Watermark Fund Class A........    25.34%     0.43%    0.19%    0.17%       0.13%
2020 High Watermark Fund Class C........    79.03      0.50     0.22     0.21        0.18
2020 High Watermark Fund Class I........       --      0.87     0.65     0.53        0.59

(5)Net of custody credits of 0.01%.
(6)Unaudited

See Notes to Financial Statements

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO PROFILE -- April 30, 2008 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bonds. 57.6%
                           U.S. Treasury Bills. 41.5%
                           Index Put Options...  0.1%
                                                ----
                                                99.2%
                                                ====

Credit Quality+#

                          Government -- Treasury. 100%
                                                  ===

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2008 -- (unaudited)

                                                Principal
                                                 Amount/
                                                  Shares     Market Value
               Security Description           Subject To Put   (Note 2)
       ------------------------------------------------------------------
       U.S. GOVERNMENT OBLIGATIONS -- 57.6%
       U.S. Treasury Bonds -- 57.6%
         United States Treasury Bond STRIPS
          zero coupon due 08/15/15(3)
          (cost $123,740,164)................  $168,315,000  $129,307,325
                                                             ------------
       PUT OPTIONS PURCHASED -- 0.1%+
       Index/Expiration Date/Exercise Price
         S&P 500 Index/May 2008 /$1,290......        49,750       121,888
         S&P 500 Index/May 2008 /$1,170......           500           100
                                                             ------------
       Total Put Options Purchased
          (cost $561,333)....................                     121,988
                                                             ------------
       Total Long-Term Investment Securities
          (cost $124,301,497)................                 129,429,313
                                                             ------------
       SHORT-TERM INVESTMENT SECURITIES -- 41.5%
       United States Treasury Bills -- 41.5%
         0.69% due 07/10/08(1)...............     2,500,000     2,493,665
         0.99% due 07/10/08(1)...............     4,500,000     4,488,597
         1.04% due 07/10/08(1)...............     1,000,000       997,466
         1.22% due 07/10/08(1)...............     1,000,000       997,466
         1.27% due 09/18/08..................     1,000,000       994,458
         1.33% due 09/18/09..................    11,500,000    11,436,267
         1.36% due 07/10/08..................     3,000,000     2,992,398
         1.39% due 09/18/08..................     1,000,000       994,458
         1.40% due 09/18/08..................     2,000,000     1,988,916
         1.42% due 09/18/08..................    13,000,000    12,927,954
         1.44% due 09/18/08..................     2,000,000     1,988,916
         1.45% due 09/18/08..................     3,000,000     2,983,374
         1.46% due 09/18/08..................     2,200,000     2,187,808
         1.47% due 09/18/08..................     4,000,000     3,977,832
         1.48% due 09/18/08..................     6,000,000     5,966,748
         1.49% due 09/18/08..................     3,300,000     3,281,711
         1.50% due 09/18/08..................     2,900,000     2,883,928
         1.55% due 09/18/08..................     3,600,000     3,580,049
         1.63% due 10/23/08..................     1,700,000     1,687,167
         1.64% due 10/23/08..................     1,500,000     1,488,677
         1.66% due 10/23/08..................     2,000,000     1,984,902


                                                  Principal  Market Value
                 Security Description              Amount      (Note 2)
       ------------------------------------------------------------------
       United States Treasury Bills (continued)
         1.95% due 07/10/08..................... $1,000,000  $    997,466
         1.99% due 07/10/08.....................    400,000       398,986
         2.02% due 07/10/08.....................  1,500,000     1,496,199
         2.04% due 07/10/08.....................  4,400,000     4,388,850
         2.05% due 07/10/08.....................  1,700,000     1,695,692
         2.06% due 07/10/08.....................    350,000       349,113
         2.08% due 07/10/08.....................  1,000,000       997,466
         2.13% due 07/10/08.....................  1,750,000     1,745,566
         2.26% due 07/10/08.....................  1,850,000     1,845,312
         2.33% due 07/10/08.....................  3,000,000     2,992,398
         2.34% due 07/10/08.....................  4,000,000     3,989,864
                                                             ------------
       Total Short-Term Investment Securities
          (cost $93,184,014)....................               93,219,669
                                                             ------------
       TOTAL INVESTMENTS --
          (cost $217,485,511)(2)................       99.2%  222,648,982
       Other assets less liabilities............        0.8     1,819,628
                                                 ----------  ------------
       NET ASSETS --                                  100.0% $224,468,610
                                                 ==========  ============

--------
+  Non-income producing securities
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.
(3)Principal Only
STRIPS  Separate Trading of Registered Interest and Principal of Securities

                                                Shares      Market
                                                Subject     Value
                  Security Description          To Call    (Note 2)
          -----------------------------------------------------------
          CALL OPTIONS WRITTEN -- (0.5%)+
          Index/Expiration Date/Exercise Price
            S&P 500 Index/May 2008/$1,380...... (17,500) $  (444,500)
            S&P 500 Index/May 2008/$1,390...... (25,000)    (495,000)
            S&P 500 Index/May 2008/$1,400......  (3,000)     (45,000)
            S&P 500 Index/May 2008/$1,430......  (4,750)     (22,800)
                                                         -----------
          Total Call Options Written
             (premiums received ($785,992))....          $(1,007,300)
                                                         ===========

11


Open Futures Contracts
---------------------------------------------------------------------------------------
                                                              Market
                                                  Market     Value at      Unrealized
Number of                                        Value at    April 30,    Appreciation
Contracts      Description      Expiration Date Trade Date     2008      (Depreciation)
--------- --------------------- --------------- ----------- ------------ --------------
302 Long  S&P 500 Futures Index    June 2008    $99,450,420 $104,643,000   $5,192,580
                                                                           ==========

See Notes to Financial Statements

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO PROFILE -- April 30, 2008 -- (unaudited)

Industry Allocation*

                          U.S. Treasury Bonds.  51.3%
                          U.S. Treasury Bills.  49.3%
                                               -----
                                               100.6%
                                               =====

Credit Quality+#

                          Government -- Treasury. 100%
                                                  ===

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2008 -- (unaudited)

                                                Principal
                                                 Amount/
                                                  Shares     Market Value
               Security Description           Subject To Put   (Note 2)
       ------------------------------------------------------------------
       U.S. GOVERNMENT OBLIGATIONS -- 51.3%
       U.S. Treasury Bonds -- 51.3%
       United States Treasury Bond STRIPS
         Zero coupon due 08/15/20(3).........  $10,980,000   $ 6,324,293
         Zero coupon due 08/15/20(3).........   57,360,000    32,959,056
                                                             -----------
       Total U.S. Government Obligations
          (cost $38,154,505).................                 39,283,349
                                                             -----------
       PUT OPTIONS PURCHASED -- 0.0%+
       Index/Expiration Date/Exercise Price
         S&P 500 Index/May 2008/$1,290.......          250           613
         S&P 500 Index/May 2008/$1,170.......       29,500         5,900
                                                             -----------
       Total Put Options Purchased
          (cost $42,084).....................                      6,513
                                                             -----------
       Total Long-Term Investment Securities
          (cost $38,196,589).................                 39,289,862
                                                             -----------
       SHORT-TERM INVESTMENT SECURITIES -- 49.3%
       United States Treasury Bills -- 49.3%
         0.70% due 07/10/08..................    1,000,000       997,466
         1.28% due 09/18/08..................      500,000       497,229
         1.34% due 09/18/08..................    4,500,000     4,475,061
         1.38% due 07/10/08..................    1,200,000     1,196,959
         1.43% due 09/18/08..................    9,000,000     8,950,122
         1.46% due 09/18/08..................      500,000       497,229
         1.47% due 09/18/08..................      500,000       497,229
         1.48% due 09/18/08..................      500,000       497,229
         1.49% due 09/18/08(1)...............    5,750,000     5,718,133
         1.50% due 09/18/08..................    1,300,000     1,292,795
         1.51% due 09/18/08..................    2,000,000     1,988,916
         1.64% due 10/23/08(1)...............      200,000       198,490
         1.67% due 10/23/08..................    1,000,000       992,451
         1.98% due 07/10/08..................      500,000       498,733

                                                 Principal  Market Value
                 Security Description             Amount      (Note 2)
        ----------------------------------------------------------------
        U.S. Treasury Bills (continued)
          2.04% due 07/10/08................... $  500,000  $   498,733
          2.07% due 07/10/08(1)................  5,100,000    5,087,077
          2.08% due 07/10/08...................    600,000      598,480
          2.11% due 07/10/08...................    300,000      299,240
          2.16% due 07/10/08...................    900,000      897,719
          2.29% due 07/10/08...................    750,000      748,100
          2.37% due 07/10/08...................  1,300,000    1,296,706
                                                            -----------
        Total Short-Term Investment Securities
           (cost $37,707,433)..................              37,724,097
                                                            -----------
        TOTAL INVESTMENTS --
           (cost $75,904,022)(2)...............      100.6%  77,013,959
        Other liabilities less assets..........       (0.6)    (498,045)
                                                ----------  -----------
        NET ASSETS --                                100.0% $76,515,914
                                                ==========  ===========

--------
+  Non-income producing securities
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.
(3)Principal only
STRIPS Separate Trading of Registered Interest and Principal of Securities.

                                                Shares
                                                Subject  Market Value
                  Security Description          To Call    (Note 2)
          -----------------------------------------------------------
          CALL OPTIONS WRITTEN -- (0.1%)
          Index/Expiration Date/Exercise Price
            S&P 500 Index/May 2008/$1,400...... (29,500)  $(442,500)
            S&P 500 Index/May 2008/$1,430......    (250)     (1,200)
                                                          ---------
          Total Call Options Written
             (premiums received ($323,941))....           $(443,700)
                                                          =========

13



Open Futures Contracts
--------------------------------------------------------------------------------------
                                                              Market
                                                  Market     Value at     Unrealized
Number of                                        Value at    April 30,   Appreciation
Contracts      Description      Expiration Date Trade Date     2008     (Depreciation)
--------- --------------------- --------------- ----------- ----------- --------------
207 Long  S&P 500 Futures Index    June 2008    $69,100,096 $71,725,500   $2,625,404
                                                                          ==========

See Notes to Financial Statements

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2008 -- (unaudited)

Note 1. Organization

   AIG Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of two different investment funds (each, a "Fund" and collectively, the "Funds"), which were offered to shareholders as of April 30, 2008. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). An Investor may invest in one or more of the following Funds: 2015 High Watermark Fund and 2020 High Watermark Fund (each a "High Watermark Fund" and collectively the "High Watermark Funds"). The High Watermark Funds have the same investment goals and investment strategy, but have a different protected maturity date ("Protected Maturity Date"). The Protected Maturity Date for each of these Funds is: 2015 High Watermark Fund -- August 31, 2015; 2020 High Watermark Fund -- August 31, 2020. On April 9, 2007, October 22, 2007 and April 21, 2008, the Long Horizon Fund, the Short Horizon Income Fund and 2010 High Watermark Fund, respectively, as series of the Trust, were liquidated. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   Each High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected Maturity Date at least equal to the protected high watermark value ("Protected High Watermark Value"). The Protected High Watermark Value for a High Watermark Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. Each High Watermark Fund seeks high total return as a secondary objective. Each High Watermark Fund undertakes that on the Protected Maturity Date each shareholder in the High Watermark Fund will be entitled to redeem his or her outstanding shares for an amount no less than the Protected High Watermark Value (the "Payment Undertaking"). The Payment Undertaking is backed by a master agreement between the Trust, on behalf of the High Watermark Funds, and Prudential Global Funding, Inc. ("PGF"), under which PGF will pay to each High Watermark Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the High Watermark Fund's Protected Maturity Date, provided certain conditions are met. Please refer to the Funds' prospectus for details on these conditions.

   Each Fund is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act except that Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I shares.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2008 -- (unaudited)
        (continued)


   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Repurchase Agreements: For repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2008 -- (unaudited)
        (continued)


   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) and capital gains to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2004.

   New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment of cash or other liquid securities with the futures commission merchant ("the futures broker"). The Funds' activities in futures contracts are conducted through regulated exchanges which minimizes counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2008 -- (unaudited)
        (continued)


   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   Transactions in call options written during the period ended April 30, 2008 are summarized as follows:

                                                        2015 High Watermark Fund
                                                        -----------------------
                                                        Number of    Premiums
                                                        Contracts    Received
                                                        ---------  -----------
Options outstanding at October 31, 2007................    (245)   $  (504,856)
Options written........................................  (1,344)    (4,850,809)
Options terminated in closing purchase transactions....   1,388      4,569,674
Options expired........................................      --             --
Options exercised......................................      --             --
                                                         ------    -----------
Options outstanding at April 30, 2008..................    (201)   $  (785,991)
                                                         ======    ===========

                                                        2020 High Watermark Fund
                                                        -----------------------
                                                        Number of    Premiums
                                                        Contracts    Received
                                                        ---------  -----------
Options outstanding at October 31, 2007................     (27)   $   (50,426)
Options written........................................    (556)    (1,729,237)
Options terminated in closing purchase transactions....     464      1,455,722
Options expired........................................      --             --
Options exercised......................................      --             --
                                                         ------    -----------
Options outstanding at April 30, 2008..................    (119)   $  (323,941)
                                                         ======    ===========

Note 3. Investment Advisory and Management Agreements, Distribution and Service Agreements

   The Trust, on behalf of the High Watermark Funds, has entered into Investment Advisory and Management Agreements (the "Agreements") with
   AIG SunAmerica. Under the Agreements, AIG SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board. In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of AIG SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. The investment advisory and management fee paid to AIG SunAmerica with respect to each Fund is computed daily and payable monthly is as follows: 0.65% of the average daily net assets of the High Watermark Funds. If a High Watermark Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40% for the remainder of the investment period.

   Pursuant to the Subadvisory Agreements AIG SunAmerica has delegated portfolio management responsibilities to Trajectory Asset Management, LLC ("Trajectory" or the "Subadviser"). The Subadviser's fee will be 43% of the net management fee. The term "net management fee" means the gross management fee less any fund waivers and/or reimbursement made by AIG SunAmerica. The subadvisory fee will be calculated on the Fund-level and not by aggregating fees on a Trust-level. Effective as of September 1, 2006 until October 31, 2007, AIG SunAmerica has agreed to pay the Subadviser a minimum annual fee equal to 0.25% and 0.20%, respectively, of the 2015 and 2020 High Watermark Fund's average daily net assets, accrued daily and payable monthly (the "Minimum Fee"). The Minimum Fee will continue in effect for successive annual periods ending

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2008 -- (unaudited)
        (continued)

   October 31, upon mutual agreement of AIG SunAmerica and the Subadviser, and subject to approval by the Board, including a majority of Trustees who are not parties to the Subadvisory Agreement or interested persons of any such party. Payments to the Subadviser for its services are made by AIG SunAmerica, not by the Funds. The continuation of the Minimum Fee was most recently approved at the August 27, 2007 board meeting to continue in effect until October 31, 2008.

   AIG SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Fund's average net assets. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of Trustees who are not interested persons of the Trust or AIG SunAmerica as defined by the 1940 Act (the "Disinterested Trustees").

Fund                                     Percentage
----                                     ----------
2015 High Watermark Class A.............    1.65%
2015 High Watermark Class C.............    2.30
2015 High Watermark Class I.............    1.18
2020 High Watermark Class A.............    1.65
2020 High Watermark Class C.............    2.30
2020 High Watermark Class I.............    1.18

   Further, any waivers and/or reimbursements made by AIG SunAmerica with respect to a Fund are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to AIG SunAmerica and remain in compliance with the foregoing expense limitations.

   For the period ended April 30, 2008, pursuant to the contractual expense limitations in the above table, AIG SunAmerica has waived and/or reimbursed expenses as follows:

                                             Other
                                            Expenses
Fund                                       Reimbursed
----                                     --------------
2015 High Watermark.....................    $    --
2020 High Watermark.....................         --

                                         Class Specific
                                            Expenses
Fund                                       Reimbursed
----                                     --------------
2015 High Watermark Class A.............    $24,749
2015 High Watermark Class C.............     13,129
2015 High Watermark Class I.............     54,723
2020 High Watermark Class A.............     25,902
2020 High Watermark Class C.............     13,193
2020 High Watermark Class I.............     37,294

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2008 -- (unaudited)
        (continued)


   As of April 30, 2008, the amount of expenses previously waived and/or reimbursed by AIG SunAmerica during the prior two years that remain subject to the recoupment are as follows:

                                             Other
                                            Expenses
Fund                                       Reimbursed
----                                     --------------
2015 High Watermark.....................    $ 25,126
2020 High Watermark.....................      15,827

                                         Class Specific
                                            Expenses
Fund                                       Reimbursed
----                                     --------------
2015 High Watermark Class A.............    $109,716
2015 High Watermark Class C.............      65,791
2015 High Watermark Class I.............     217,150
2020 High Watermark Class A.............     106,403
2020 High Watermark Class C.............      55,156
2020 High Watermark Class I.............     125,100

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. Accordingly, for the period ended April 30, 2008, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust on behalf of each Fund, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing administrative and recordkeeping services to Class I shareholders. For the period ended April 30, 2008, SACS earned fees (see Statement of Operations) based upon aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. SACS has advised the Funds that for the period ended April 30, 2008, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                         Class A                    Class A       Class C
                          -------------------------------------- ------------- -------------
                                                                  Contingent    Contingent
                           Sales     Affiliated   Non-affiliated   Deferred      Deferred
                          Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges
-                         -------- -------------- -------------- ------------- -------------
2015 High Watermark...... $422,129    $91,179        $268,207        $455         $1,377
2020 High Watermark......  173,992     43,863         103,192          --            543

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2008 -- (unaudited)
        (continued)

   connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended April 30, 2008, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                    Payable at
Fund                                     Expenses April 30, 2008
----                                     -------- --------------
2015 High Watermark Class A............. $108,217    $19,454
2015 High Watermark Class C.............   61,203     12,775
2015 High Watermark Class I.............   29,307      4,905
2020 High Watermark Class A.............   45,243      8,146
2020 High Watermark Class C.............   16,220      2,807
2020 High Watermark Class I.............   13,930      2,345

   At April 30, 2008, VALIC, an indirect wholly-owned subsidiary of AIG, owned 99.48% and 99.27% of the outstanding shares of the 2015 High Watermark Fund Class I and the 2020 High Watermark Fund Class I, respectively.

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2008 were as follows:

                                                      2015           2020
                                                 High Watermark High Watermark
                                                      Fund           Fund
                                                 -------------- --------------
Purchases of U.S. government securities.........  $41,608,106     $8,556,678
Sales of U.S. government securities.............   20,718,650      7,840,653

Note 5. Federal Income Taxes

   At April 30, 2008, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                             2015           2020
                                                        High Watermark High Watermark
                                                             Fund           Fund
                                                        -------------- --------------
Cost...................................................  $217,614,271   $75,981,938
                                                         ============   ===========
Appreciation...........................................     5,602,816     1,145,508
Depreciation...........................................      (439,345)      (35,571)
                                                         ------------   -----------
Unrealized appreciation (depreciation) -- net..........  $  5,163,471   $ 1,109,937
                                                         ============   ===========

   The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from Section 1256 contracts and wash sales.

                                        Distributable Earnings             Tax Distributions
                               ---------------------------------------  ------------------------
                                              For the year ended October 31, 2007
                               -----------------------------------------------------------------
                                            Long-term      Unrealized
                                Ordinary  Gains/Capital   Appreciation   Ordinary    Long-term
Fund                             Income   Loss Carryover (Depreciation)   Income   Capital Gains
----                           ---------- -------------- -------------- ---------- -------------
2015 High Watermark........... $8,190,353   $6,022,261     $ 559,356    $8,387,492  $6,266,584
2020 High Watermark...........  3,620,346    2,762,088      (171,590)    3,407,281   2,627,278

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2008 -- (unaudited)
        (continued)


   For the period ended April 30, 2008, there were no adjustments to the components of net assets arising from book/tax differences.

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:


                                                                                   2015 High Watermark Fund
                                              -------------------------------------------------------------------------
                                                      Class A                  Class A                  Class C
                                              ----------------------  ------------------------  ----------------------
                                                      For the                                           For the
                                                   period ended                For the               period ended
                                                  April 30, 2008             year ended             April 30, 2008
                                                    (unaudited)           October 31, 2007            (unaudited)
                                              ----------------------  ------------------------  ----------------------
                                                Shares      Amount      Shares       Amount       Shares      Amount
                                              ---------  -----------  ----------  ------------  ---------  -----------
Shares sold.................................. 2,925,963  $29,919,811   1,994,155  $ 22,399,175  3,619,635  $36,435,862
Reinvested shares............................   736,570    7,726,622     675,473     7,382,653    341,517    3,575,687
Shares redeemed..............................  (826,156)  (8,712,349) (1,671,401)  (18,730,313)  (322,422)  (3,377,307)
                                              ---------  -----------  ----------  ------------  ---------  -----------
Net increase (decrease)...................... 2,836,377  $28,934,084     998,227  $ 11,051,515  3,638,730  $36,634,242
                                              =========  ===========  ==========  ============  =========  ===========

                                                          2015 High Watermark Fund
                                              ------------------------------------------------
                                                      Class I                  Class I
                                              ----------------------  ------------------------
                                                      For the
                                                   period ended                For the
                                                  April 30, 2008             year ended
                                                    (unaudited)           October 31, 2007
                                              ----------------------  ------------------------
                                                Shares      Amount      Shares       Amount
                                              ---------  -----------  ----------  ------------
Shares sold..................................   336,132  $ 3,460,579     368,022  $  4,132,845
Reinvested shares............................   230,671    2,422,042     222,732     2,436,688
Shares redeemed..............................  (144,102)  (1,539,308)   (365,791)   (4,116,307)
                                              ---------  -----------  ----------  ------------
Net increase (decrease)......................   422,701  $ 4,343,313     224,963  $  2,453,226
                                              =========  ===========  ==========  ============

                                                                                   2020 High Watermark Fund
                                              -------------------------------------------------------------------------
                                                      Class A                  Class A                  Class C
                                              ----------------------  ------------------------  ----------------------
                                                      For the                                           For the
                                                   period ended                For the               period ended
                                                  April 30, 2008             year ended             April 30, 2008
                                                    (unaudited)           October 31, 2007            (unaudited)
                                              ----------------------  ------------------------  ----------------------
                                                Shares      Amount      Shares       Amount       Shares      Amount
                                              ---------  -----------  ----------  ------------  ---------  -----------
Shares sold.................................. 1,221,593  $12,132,965     714,478  $  8,159,214    339,692  $ 3,422,988
Reinvested shares............................   357,259    3,754,792     296,094     3,307,365    118,250    1,241,624
Shares redeemed..............................  (300,877)  (3,097,637)   (448,731)   (5,120,261)  (120,768)  (1,249,277)
                                              ---------  -----------  ----------  ------------  ---------  -----------
Net increase (decrease)...................... 1,277,975  $12,790,120     561,841  $  6,346,318    337,174  $ 3,415,335
                                              =========  ===========  ==========  ============  =========  ===========

                                                          2020 High Watermark Fund
                                              ------------------------------------------------
                                                      Class I                  Class I
                                              ----------------------  ------------------------
                                                      For the
                                                   period ended                For the
                                                  April 30, 2008             year ended
                                                    (unaudited)           October 31, 2007
                                              ----------------------  ------------------------
                                                Shares      Amount      Shares       Amount
                                              ---------  -----------  ----------  ------------
Shares sold..................................   151,680  $ 1,558,234     260,977  $  2,996,124
Reinvested shares............................   126,421    1,329,951      98,545     1,101,732
Shares redeemed..............................   (34,665)    (369,331)   (152,692)   (1,769,940)
                                              ---------  -----------  ----------  ------------
Net increase (decrease)......................   243,436  $ 2,518,854     206,830  $  2,327,916
                                              =========  ===========  ==========  ============

                                              ------------------------
                                                      Class C
                                              -----------------------

                                                      For the
                                                     year ended
                                                  October 31, 2007
                                              -----------------------
                                                Shares      Amount
                                              ---------  ------------
Shares sold.................................. 1,327,003  $ 14,798,270
Reinvested shares............................   311,483     3,401,343
Shares redeemed..............................  (979,429)  (10,932,877)
                                              ---------  ------------
Net increase (decrease)......................   659,057  $  7,266,736
                                              =========  ============












Shares sold..................................
Reinvested shares............................
Shares redeemed..............................

Net increase (decrease)......................



                                              ------------------------
                                                      Class C
                                              -----------------------

                                                      For the
                                                     year ended
                                                  October 31, 2007
                                              -----------------------
                                                Shares      Amount
                                              ---------  ------------
Shares sold..................................   314,399  $  3,574,404
Reinvested shares............................   104,516     1,165,339
Shares redeemed..............................  (363,657)   (4,167,935)
                                              ---------  ------------
Net increase (decrease)......................    55,258  $    571,808
                                              =========  ============












Shares sold..................................
Reinvested shares............................
Shares redeemed..............................

Net increase (decrease)......................


        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2008 -- (unaudited)
        (continued)


Note 7. Line of Credit

   The Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed secured line of credit which is included in other expenses on the Statement of Operations. Borrowings under the committed secured line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. This committed secured line of credit was not used during the period ended April 30, 2008.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), the Funds are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended April 30, 2008, none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 6, 2006, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds"), or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon
   (i) his or her death or disability while a Trustee or (ii) the termination or his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and a Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall not be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expense line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                               Retirement Retirement Retirement
                                  Plan       Plan       Plan
                               Liability   Expense    Payments
-                              ---------- ---------- ----------
Fund                                 As of April 30, 2008
----                           --------------------------------
2015 High Watermark...........   $5,349     $2,045      $--
2020 High Watermark...........    2,021        786       --

Note 10. Other Matters

   On December 31, 2007 Ernst & Young, LLP ("E&Y") resigned as the independent registered public accounting firm of the AIG Series Trust. On March 5, 2008, the Board of Trustees of the AIG Series Trust selected
   PricewaterhouseCoopers, LLP as the new independent registered public accounting firm for the AIG Series Trust.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2008 -- (unaudited)
        (continued)


   E&Y's reports on the AIG Series Trust's financial statements for the two most recent fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles, financial statement disclosure or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the AIG Series Trust's financial statements.

[LOGO] AIG SunAmerica
       Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees                       VOTING PROXIES ON FUND PORTFOLIO           This report is submitted solely for the
 Jeffrey S. Burum                        SECURITIES                                 general information of shareholders of
 Dr. Judith L. Craven                    A description of the policies and proce-   the Funds. Distribution of this report
 William F. Devin                        dures that the Trust uses to determine     to persons other than shareholders of
 Samuel M. Eisenstat                     how to vote proxies related to securities  the Funds is authorized only in con-
 Stephen J. Gutman                       held in a Fund's portfolio, which is       nection with a currently effective pro-
 Peter A. Harbeck                        available in the Trust's Statement of      spectus, setting forth details of the
 William J. Shea                         Additional Information, may be ob-         Funds, which must precede or accom-
                                         tained without charge upon request, by     pany this report.
Officers                                 calling (800) 858-8850. The in-
 John T. Genoy, President and Chief      formation is also available from the       DELIVERY OF SHAREHOLDER DOCUMENTS
   Executive Officer                     EDGAR database on the U.S. Secu-           The Funds have adopted a policy that
 Donna M. Handel, Treasurer              rities and Exchange Commission's           allows them to send only one copy of a
 James Nichols, Vice President           website at http://www.sec.gov.             Fund's prospectus, proxy material,
 Gregory N. Bressler, Chief Legal                                                   annual report and semi-annual report
   Officer and Secretary                 PROXY VOTING RECORD ON FUND                (the "shareholder documents") to
 Nori L. Gabert, Vice President and      PORTFOLIO SECURITIES                       shareholders with multiple accounts
   Assistant Secretary                   Information regarding how the Trust        residing at the same "household." This
 Cynthia Gibbons, Vice President and     voted proxies related to securities held   practice is called householding and
   Chief Compliance Officer              in the Funds during the most recent        reduces Fund expenses, which benefits
 Gregory R. Kingston, Vice President     twelve month period ended June 30 is       you and other shareholders. Unless the
   and Assistant Treasurer               available, once filed with the U.S.        Funds receive instructions to the con-
 Kathleen Fuentes, Assistant Secretary   Securities and Exchange Commission,        trary, you will only receive one copy of
 John E. McLean, Assistant Secretary     without charge, upon request, by call-     the shareholder documents. The Funds
 Richerd J. Barton, Assistant Secretary  ing (800) 858-8850 or on the U.S.          will continue to household the share-
 Kristine Ung, Assistant Treasurer       Securities and Exchange Commission         holder documents indefinitely, until we
 Matthew J. Hackethal, Anti-Money        website at http://www.sec.gov.             are instructed otherwise. If you do not
   Laundering Compliance Officer                                                    wish to participate in householding
                                         DISCLOSURE OF QUARTERLY PORTFOLIO          please contact Shareholder Services at
Investment Adviser                       HOLDINGS                                   (800) 858-8850 ext. 6010 or send a
 AIG SunAmerica Asset Management Corp.   The Trust is required to file its com-     written request with your name, the
 Harborside Financial Center             plete schedule of portfolio holdings       name of your fund(s) and your account
 3200 Plaza 5                            with the U.S. Securities and Exchange      number(s) to AIG SunAmerica Mutual
 Jersey City, NJ 07311-4992              Commission for its first and third fiscal  Funds c/o BFDS, P.O. Box 219186,
                                         quarters on Form N-Q. The Trust's          Kansas City MO, 64121-9186. We
Distributor                              Forms N-Q are available on the U.S.        will resume individual mailings for
 AIG SunAmerica Capital Services, Inc.   Securities and Exchange Commission         your account within thirty (30) days of
 Harborside Financial Center             website at www.sec.gov. You can also       receipt of your request.
 3200 Plaza 5                            review and obtain copies of the Forms
 Jersey City, NJ 07311-4992              N-Q at the U.S. Securities and Ex-         The accompanying report has not been
                                         change Commission Public Reference         audited by independent accountants
Shareholder Servicing Agent              Room in Washington DC (informa             and accordingly no opinion has been
 AIG SunAmerica Fund Services, Inc.      tion on the operation of the Public        expressed thereon.
 Harborside Financial Center             Reference Room may be obtained by
 3200 Plaza 5                            calling 1-800-SEC-0330).
 Jersey City, NJ 07311-4992

Custodian and Transfer Agent
 State Street Bank and Trust Company
 P.O. Box 419572
 Kansas City, MO 64141-6572

                                    [GRAPHIC]



                                    [GRAPHIC]



[LOGO] AIG SunAmerica
       Mutual Funds
www.sunamericafunds.com

Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.


HWSAN-4/08

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 299.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: July 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: July 7, 2008

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: July 7, 2008